Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions
NOTE 6 - Related Party Transactions

NOTE 6 – Related Party Transactions

Since 2019, the Company has paid for some administrative expenses on behalf of Fvndit. The balance of those payments were $24,498 on December 31, 2020 and $25,142 on June 30, 2021, and are recorded as Due from Fvndit, Inc. on the accompanying consolidated balance sheet. From October 2018 through March 2021, Tan Tran served as an Officer and Director of Fvndit.

On October 5, 2020, Fvndit issued 500,000 shares of common stock to Tan Tran. The issuance raised the total number of Fvndit outstanding shares to 40,500,000.

The Company pays the CEO for professional services and health insurance premium for his family. The total of those professional service payments were $40,000 in 2020, and no payment was made during the six months ended June 30, 2021. The total of health insurance premium payments were $17,344 in 2020 and $6,081 for the six months ended June 30, 2021.

VoiceStep pays a member of the CEO’s family for technical services. The total of those payments were $40,000 in 2020, and $28,500 and $24,000 during the 6 months ended June 30, 2021 and June 30, 2020, respectively.